Right-of-use assets - Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use Asset

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2023 and 2022, is as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2022	Ps.	2,911,515	Ps.	32,473	Ps.	103,978	Ps.	3,047,966
Additions		2,021,858		32,760		78,791		2,133,409
Depreciation		(460,485)		(9,234)		(15,197)		(484,916)
As of December 31, 2022	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596